Pension and Other Postretirement Benefits, Other postretirement benefits plans assumptions used to determine net benefit liabilities and costs (Details) - Other postretirement benefits plans [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	5.44%	2.75%
Rate of compensation increase (in hundredths)	4.16%	4.18%
Weighted average assumptions used in determining net benefit costs for the year [Abstract]
Discount rate (in hundredths)	2.75%	2.48%	3.12%
Rate of compensation increase (in hundredths)	4.18%	4.19%	4.50%
Non-U.S. [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	3.95%	1.47%
Rate of compensation increase (in hundredths)	0.00%	0.00%
Weighted average assumptions used in determining net benefit costs for the year [Abstract]
Discount rate (in hundredths)	1.47%	1.10%	1.20%
Rate of compensation increase (in hundredths)	0.00%	0.00%	0.00%